Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Accruals	$ 1,100	$ 675
Trade	939	767
Interest	49	80
Partner Advances	16	237
Employee Long-Term Incentives	60	36
Joint Operations Payable	2	3
Other	44	35
Accounts payable and accrued liabilities	$ 2,210	$ 1,833